COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Project Finance Arrangement

On November 4, 2022, the Company entered into a consulting agreement (the “Agreement”) with Edge Management, LLC (“Edge”), a services firm based in New York City. Under the Agreement, Edge will assist us to develop, structure and implement project finance strategies (“Project Finance”) for our clean energy installations around the world. Financing strategies will be in amounts and upon terms acceptable to us, and may include, without limitation, common and preferred equity financing, mezzanine and other junior debt financing, and/or senior debt financing, including but not limited to one or more bond offerings (“Project Financing(s)”). Under the Agreement, Edge is engaged as our exclusive representative for Project Financing matters. Edge is entitled to receive a cash payment for any Project Financing involving as follows: 5% of the gross amount of the funding facilities (up to $500 million) of all forms approved by the lender (“Lender”) introduced by Edge and or its affiliates and accepted by the Company on closing (“Closing”), 4% of the gross amount of the funding facilities (for the tranche of funding ranging from $500,000,001 to $1,000,000,000) approved by the Lender introduced by Edge and or its affiliates and accepted by the Company on Closing, and 3% of the subsequent gross amount ($1,000,000,001 and greater) of the funding facilities of all forms approved by the Lender introduced by Edge and/or its affiliates and accepted by the Company on Closing. In addition to the cash consulting fee, Edge shall be issued cashless, five-year warrants equal to: 2% (at a strike price to be mutually determined by the Parties for the first tranche of funding, up to $500 million), 1% (at a strike price to be mutually determined by the Parties for the tranche of funding ranging from $500,000,001 to $1,000,000,000), and 1% (at a strike price to be mutually determined by the Parties for any and all subsequent Debt Funding ($1,000,000,001 and greater)) of the outstanding common and preferred shares, warrants, options, and other forms of participation in the our Company on Closing.. The Agreement has an initial term of one (1) year and is cancellable by either party on ninety (90) days written notice. There is no guarantee that Edge will be successful in helping us obtain Project Financing.

Legal Proceedings

Presently, except as described below, there are not any material pending legal proceedings to which the Company is a party or as to which any of its property is subject, and no such proceedings are known to the Company to be threatened or contemplated against it.

On January 30, 2023, Leonard Tucker, LLC (“Tucker”), one of the holders of the Company’s Series B Convertible Non-Voting Preferred Stock (the “Series B Preferred Stock”) filed an action against the Company (the “Tucker Litigation”) in the Second Judicial District Court of the State of Nevada (Case No. CV23-00188) alleging breach of contract, breach of implied covenant of good faith and fair dealing, unjust enrichment, specific performance and declaratory relief (the “Tucker Complaint”). The Tucker Litigation arises from the 3-year Consulting Agreement the Company entered into with Tucker on December 17, 2020 (the “Tucker Agreement”), whereby Tucker agreed to perform certain strategic and business development services to the Company in exchange for 2,000,000 shares of Series B Preferred Stock and a consulting fee of $20,000 per month.

The 2,000,000 shares of Series B Preferred Stock automatically converted into 20,000,000 shares of the Company’s common stock (the “Common Stock”) on January 1, 2023. However, the Company’s Transfer Agent was instructed to not issue the shares of Common Stock because of the ongoing dispute between the Company and Tucker regarding Tucker’s ability to perform under the Tucker Agreement due to the action filed by the United States Securities and Exchange Commission against Profile Solutions, Inc., Dan Oran and Tucker on September 9, 2022 in the United States District Court Southern District of Florida (Case No. 1:22-cv-22881) alleging, among other things, that Tucker violated Section 17(a)(1) and 17(a)(3) of the Securities Act of 1933 and aided and abetted violations of Section 10(b) and Rule 10-b5.

Tucker is seeking, among other things, that the Company issue the shares of Common Stock issuable upon conversion of the Series B Preferred Stock pursuant to the Tucker Agreement. The Company is contesting all of the allegations set forth in the Tucker Complaint.

Pursuant to the terms of the Tucker Agreement, the Company expects to have the Tucker Litigation resolved through binding arbitration in December 2023.

On July 3, 2023, the Company entered into a Settlement Agreement and Mutual Release (the “Settlement Agreement”) by and between the Company, Christopher Percy and Daniel Bates, whereby the parties agreed to a global settlement to a lawsuit filed by the Company against Mr. Percy in September 2022 in Clark County, Nevada in the Eighth Judicial District Court (Case No: A-22-85843-B), with the case being subsequently removed to the United States District Court, District of Nevada (2:22-cv-01862-ART-NJK). Thereafter, Mr. Percy counterclaimed against the Company and brought third-party claims against Mr. Bates (the “ Percy Litigation”). Pursuant to the Settlement Agreement, none of the parties admitted to fault or liability, Mr. Percy agreed to pay $150,000 to the Company (the “Percy Payment”) and, within ten (10) business days of the Percy Payment being received, Mr. Bates agreed to remit $25,000 to Mr. Percy (the “Bates Payment”). In addition, the parties agreed to work together to promptly release the $5,000 Temporary Restraining Order/Preliminary Injunction bond currently deposited with the Clerk of the Court for the Eighth Judicial District Court, Clark County, Nevada. Once released, said bond shall be remitted to Mr. Percy. In addition, pursuant to the Settlement Agreement, the Company agreed to, within ten (10) days of the effective date, instruct its transfer agent to (i) issue 1,500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) to Mr. Percy, (ii) restore and/or reissue to Mr. Percy the 3,000,000 shares of Common Stock that was previously cancelled by the Company and (iii) withdraw its stop-transfer demand current in place with respect to 4,200,000 shares of Common Stock owned by Mr. Percy (collectively, the “Percy Shares”). Mr. Percy agreed to not sell, on any given trading day, the Percy Shares in an amount that exceeds more than 10% of the daily trading volume of the Common Stock, with such trading volume determined by the trading platform upon which the Common Stock is then traded. As consideration for entering into the Settlement Agreement, the parties agreed to a customary mutual release of claims. Within five (5) business dates of the Bates Payment being remitted, the parties agreed to submit a joint stipulation to the United States District Court, District of Nevada, dismissing all claims, crossclaims, counterclaims, and/or third-party claims in the Litigation, with prejudice.

Non-Related Party Consulting Agreements

The following is a summary of compensation related to consulting agreements in 2023.

		Stock Compensation
Consultant	Current Contract Date	# Shares	Value	2023 Compensation	Owed as of 9/30/2023
John Shaw	3/1/2021	—	$—	$45,000	$—
Chris Galazzi	5/2/2021	93,753	$1,995	$67,500	$22,500
Venkat Kumar Tangirala	1/1/2022	—	$—	$45,000	$30,000
Alpen Group LLC	1/1/2022	45,000	$4,333	$45,000	$40,000
Strategic Innovations	1/1/2023	—	—	$30,000	$—
Fraxon Marketing	3/15/2023	—	—	$90,000	$10,000

West Virginia State Incentive Package

On June 12, 2023, Clean-Seas announced that it secured $12 million in state incentives, which includes $1.75 million in cash to establish a PCN facility outside of Charleston, West Virginia. Clean-Seas West Virginia, Inc., a West Virginia corporation (“Clean-Seas West Virginia”), has an existing feedstock supply agreement for 100 TPD of post-industrial plastic waste and is planned to be a PCN hub servicing the Mid-Atlantic states. The project will commence in phases, Phase 1 being 100 TPD, scaling up to 500 TPD. Additional project finance capital is in the process of being secured and the Company received the $1.75 million cash disbursement on September 25, 2023.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Project Finance Arrangement

On November 4, 2022, the Company entered into a consulting agreement (the “Agreement”) with Edge Management, LLC (“Edge”), a services firm based in New York City. Under the Agreement, Edge will assist us to develop, structure and implement project finance strategies (“Project Finance”) for our clean energy installations around the world. Financing strategies will be in amounts and upon terms acceptable to us, and may include, without limitation, common and preferred equity financing, mezzanine and other junior debt financing, and/or senior debt financing, including but not limited to one or more bond offerings (“Project Financing(s)”). Under the Agreement, Edge is engaged as our exclusive representative for Project Financing matters. Edge is entitled to receive a cash payment for any Project Financing involving as follows: 5% of the gross amount of the funding facilities (up to $500 million) of all forms approved by the lender (“Lender”) introduced by Edge and or its affiliates and accepted by the Company on closing (“Closing”), 4% of the gross amount of the funding facilities (for the tranche of funding ranging from $500,000,001 to $1,000,000,000) approved by the Lender introduced by Edge and or its affiliates and accepted by the Company on Closing, and 3% of the subsequent gross amount ($1,000,000,001 and greater) of the funding facilities of all forms approved by the Lender introduced by Edge and/or its affiliates and accepted by the Company on Closing. In addition to the cash consulting fee, Edge shall be issued cashless, five-year warrants equal to: 2% (at a strike price to be mutually determined by the Parties for the first tranche of funding, up to $500 million), 1% (at a strike price to be mutually determined by the Parties for the tranche of funding ranging from $500,000,001 to $1,000,000,000), and 1% (at a strike price to be mutually determined by the Parties for any and all subsequent Debt Funding ($1,000,000,001 and greater)) of the outstanding common and preferred shares, warrants, options, and other forms of participation in the our Company on Closing.. The Agreement has an initial term of one (1) year and is cancellable by either party on ninety (90) days written notice. There is no guarantee that Edge will be successful in helping us obtain Project Financing.

Legal Proceedings

Presently, except as descried below, there are not any material pending legal proceedings to which the Company is a party or as to which any of its property is subject, and no such proceedings are known to the Company to be threatened or contemplated against it.

On September 16, 2022, the Company filed action against Christopher Percy (“Percy”) in the Eighth Judicial District of Nevada (Case No. A-22-858543-B) for breach of fiduciary duty, fraud, conversion, business disparagement, declaratory relief, and injunctive relief. This case arose out of a control dispute regarding certain actions taken by Percy while an officer and director of the Company in July 2022. The Nevada State Court granted the Company a temporary restraining order against Percy and granted the Company’s request for a preliminary injunction on November 2, 2022. Thereafter, Percy removed the case to the United States District of Nevada (Case No. 2:22-cv-01862-ART-NJK). The Company filed a motion to remand to state court on November 22, 2022 which is pending with the federal court. In December 2022, the federal court entered a preliminary injunction in favor of the Company, and ordered, in relevant part, that that Percy not take any action on behalf of the Company, unless said action is expressly authorized by the Board pursuant to the procedures set forth in the Company’s bylaws, and restored control the Company’s board. On December 1, 2022, Percy filed counterclaims against the Company for breach of contract, wrongful termination, breach of implied covenant of good faith and fair dealing, unjust enrichment, and indemnification. Percy also filed third-party claims against the Company’s CEO and director, Daniel Bates (“Bates”), for breach of fiduciary duty, equitable indemnity, and contribution. On December 22, 2022, the Company filed a partial motion to dismiss Percy’s counterclaims for indemnification and wrongful termination, which is pending with the federal court. On February 1, 2023, Bates filed a motion to dismiss all of Percy’s third-party claims, which is pending with the federal court.

On January 30, 2023, Leonard Tucker, LLC (“Tucker”), one of the holders of the Company’s Series B Convertible Non-Voting Preferred Stock (the “Series B Preferred Stock”) filed an action against the Company in the Second Judicial District Court of the State of Nevada (Case No. CV23-00188) alleging breach of contract, breach of implied covenant of good faith and fair dealing, unjust enrichment, specific performance and declaratory relief (the “Tucker Complaint”). This matter arises from the 3-year Consulting Agreement the Company entered into with Tucker on December 17, 2020 (the “Tucker Agreement”), whereby Tucker agreed to perform certain strategic and business development services to the Company in exchange for 2,000,000 shares of Series B Preferred Stock and a consulting fee of $20,000 per month. The 2,000,000 shares of Series B Preferred Stock automatically converted into 20,000,000 shares of Common Stock on January 1, 2023.

However the Company’s Transfer Agent was instructed to not issue the shares of Common Stock due to an ongoing dispute between the Company and Tucker regarding Tucker’s ability to perform the services under the Consulting Agreement due to the action filed by the United States Securities and Exchange Commission against Profile Solutions, Inc., Dan Oran and Leonard M. Tucker on September 9, 2022 in the United States District Court Southern District of Florida (Case No. 1:22-cv-22881) alleging, among other things, that Leonard Tucker violated Section 17(a)(1) and 17(a)(3) of the Securities Act of 1933 and aided and abetted violations of Section 10(b) and Rule 10-b5.

Pursuant to the Tucker Complaint, Tucker is seeking, among other things, that the Company issue the shares of Common Stock due pursuant to the Tucker Agreement. The Company is contesting all of the allegations set forth in the Tucker Complaint.

Non-Related Party Consulting Agreements

The following is a summary of compensation related to consulting agreements in 2022.

		Stock Compensation
Consultant	Original Contract Date	# Shares	Value	2022 Cash Compensation	Owed as of 12/31/2022
Leonard Tucker LLC	12/17/2020	—	$—	$140,000	$20,000
John Shaw	3/1/2021	500,000	$17,500	$60,000	$25,000
Strategic Innovations First, Inc	4/1/2022	817,877	$27,000	$31,500	$17,500
Chris Galazzi	5/2/2021	2,208,340	$73,446	$90,000	$37,500
Venkat Kumar Tangirala	1/1/2022	2,000,000	$70,000	$100,000	$75,000
Alpen Group LLC	1/1/2022	555,000	$19,292	$60,000	$40,000

Leonard Tucker LLC and Strategic innovations contracts have expired in 2022. All other consulting contracts continue to be active into 2023.